Reinsurance	12 Months Ended
Dec. 31, 2018
Reinsurance

ALLSTATE LIFE INSURANCE COMPANY OF NEW YORK

SCHEDULE IV - REINSURANCE

($ in thousands)	Gross amount	Ceded to other companies (1)	Assumed from other companies	Net amount	Percentage of amount assumed to net
Year ended December 31, 2018
Life insurance in force	$42,502,450	$8,914,558	$455,594	$34,043,486	1.3%

Premiums and contract charges:
Life insurance	$154,016	$18,322	$685	$136,379	0.5%
Accident and health insurance	45,273	1,011	—	44,262	—%

Total premiums and contract charges	$199,289	$19,333	$685	$180,641	0.4%

Year ended December 31, 2017
Life insurance in force	$41,866,862	$9,142,525	$467,937	$33,192,274	1.4%

Premiums and contract charges:
Life insurance	$149,811	$18,316	$672	$132,167	0.5%
Accident and health insurance	36,064	1,119	—	34,945	—%

Total premiums and contract charges	$185,875	$19,435	$672	$167,112	0.4%

Year ended December 31, 2016
Life insurance in force	$41,053,412	$9,300,738	$480,632	$32,233,306	1.5%

Premiums and contract charges:
Life insurance	$146,274	$18,584	$652	$128,342	0.5%
Accident and health insurance	17,471	1,223	—	16,248	—%

Total premiums and contract charges	$163,745	$19,807	$652	$144,590	0.5%

(1)	No reinsurance or coinsurance income was netted against premiums ceded in 2018, 2017 or 2016.